Investment Strategy	Dec. 31, 2025
Class I | Mid Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.
The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.
In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-to-mid-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:
Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.
Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.
Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.
Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.
The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Class I | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.
The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.
The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.
■
Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■
Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.
In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.
The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Class I | Quality Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund seeks to invest predominantly in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality selected in accordance with the Fund’s Sustainable Investing Criteria, which is described further below. The Fund defines “predominantly” for this purpose to mean at least 80% of the Fund’s net assets at the time of initial purchase. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase. Please see the Statement of Additional Information for a detailed description of the Fund’s Sustainable Investing Criteria.
The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material.
This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that the Portfolio Manager believes exhibits management integrity and are focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues.
In seeking to identify companies that the Portfolio Manager believes to be high-quality, the Portfolio Manager looks for the following characteristics: solid balance sheets, durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flow), high-integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure. Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what the Portfolio Manager believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.
Among companies that meet these criteria, the Portfolio Manager focuses on identifying companies that show leadership in financially material environmental, social and governance considerations, including: (i) environmental issues; (ii) safe and equitable workplace practices; (iii) constructive community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.
Consistent with the Portfolio Manager’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund may invest in exchange traded funds (“ETFs”).
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Portfolio Manager follows a disciplined selling strategy and may sell a security if the Portfolio Manager believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. For this purpose, equity securities include common stock, preferred stock and securities convertible into common or preferred stock.

Class I | Short Duration Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goals, the Fund invests at least 80% of its net assets in fixed and floating rate investment-grade bonds and other debt securities issued by domestic and foreign governments, corporate entities, and trusts. These may include mortgage- and asset-backed securities, collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”), and credit risk transfer securities. The Fund considers debt securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.
The Portfolio Managers monitor market and industry trends and consider a combination of proprietary and third-party qualitative and quantitative factors. Internally generated data is produced by specialty sector investment teams and is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management), which informs asset allocation decisions. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund’s exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under-priced compared to securities of similar structure and credit quality. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes.
To enhance yield and add diversification, the Fund may invest up to 20% of its net assets in securities that are below investment grade (commonly known as “junk bonds”). In choosing lower-rated securities, the Portfolio Managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund does not normally invest in or continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions.
The Fund may invest in foreign securities, including obligations of issuers in emerging market countries, denominated in any currency, but the Fund normally will not invest more than 20% of its total assets at the time of investment in non-US dollar denominated securities. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as High Income Organization for Economic Cooperation and Development (OECD) member countries by the World Bank.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to interest rates, currencies, sectors and individual issuers. These derivative instruments may include futures, forward foreign currency contracts, and swaps.
The Fund may also invest a significant amount of its assets in U.S. Treasury securities or other money market instruments depending on market conditions. Additionally, the Fund may invest in restricted securities. The Fund may also engage in when-issued and forward-settling securities (such as to-be-announced (“TBA”) mortgage-backed securities), which involve a commitment by the Fund to purchase securities that will be issued or settled at a later date.
The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. As part of the investment process, the Portfolio Managers analyze individual issues (including an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning). As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific environmental, social and governance factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
Although it may invest in securities of any maturity, the Fund normally seeks to maintain an average portfolio duration of three years or less.
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.
In an effort to achieve its goal, the Fund may engage in frequent and active trading.
The Fund normally invests at least 80% of its net assets in bonds and other debt securities and other investment companies that provide investment exposure to such debt securities. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Class S | Mid Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.
The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.
In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-to-mid-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:
Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.
Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.
Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.
Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.
The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Class S | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.
The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.
The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.
■
Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■
Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.
In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.
The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Class S | Quality Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To pursue its goal, the Fund seeks to invest predominantly in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality selected in accordance with the Fund’s Sustainable Investing Criteria, which is described further below. The Fund defines “predominantly” for this purpose to mean at least 80% of the Fund’s net assets at the time of initial purchase. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase. Please see the Statement of Additional Information for a detailed description of the Fund’s Sustainable Investing Criteria.
The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material.
This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that the Portfolio Manager believes exhibits management integrity and are focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues.
In seeking to identify companies that the Portfolio Manager believes to be high-quality, the Portfolio Manager looks for the following characteristics: solid balance sheets, durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flow), high-integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure. Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what the Portfolio Manager believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.
Among companies that meet these criteria, the Portfolio Manager focuses on identifying companies that show leadership in financially material environmental, social and governance considerations, including: (i) environmental issues; (ii) safe and equitable workplace practices; (iii) constructive community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.
Consistent with the Portfolio Manager’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund may invest in exchange traded funds (“ETFs”).
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Portfolio Manager follows a disciplined selling strategy and may sell a security if the Portfolio Manager believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. For this purpose, equity securities include common stock, preferred stock and securities convertible into common or preferred stock.